Intangible Assets, Net (Details) - MXN ($) $ in Thousands			12 Months Ended
	Apr. 07, 2022	Jul. 28, 2017	Dec. 31, 2024	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Intangible Assets, Net [Line Items]
Goodwill			$ 1,599,718	$ 1,599,718	[1]	$ 1,599,718	$ 371,075
Intangible amortized period	12 years	10 years
Betterware [Member]
Intangible Assets, Net [Line Items]
Indefinite useful life and a carrying amount			$ 253,000
Betterware [Member] | Bottom of range [member]
Intangible Assets, Net [Line Items]
Intangible amortized period			10 years
Betterware [Member] | Top of range [member]
Intangible Assets, Net [Line Items]
Intangible amortized period			30 years
JAFRA [Member]
Intangible Assets, Net [Line Items]
Indefinite useful life and a carrying amount			$ 849,106
Brands and logo rights [Member]
Intangible Assets, Net [Line Items]
Intangible assets			482	$ 465		$ 489
Betterware [Member]
Intangible Assets, Net [Line Items]
Intangible assets			1,102,106
Jafra México Holding B.V. [Member]
Intangible Assets, Net [Line Items]
Goodwill	$ 1,250,132		1,250,132
Intangible assets			$ 849,106

[1]	Details of the restatement are shown in note 2b.